Corporate transactions (Tables)	6 Months Ended
Jun. 30, 2022
Corporate transactions
Schedule of gain (loss) attaching to corporate transactions

	2022 $m	2021 $m
	Half year	Half year
Gain (loss) attaching to corporate transactions as shown separately on the condensed consolidated income statementnote	62	(56)
Loss arising on reinsurance transaction undertaken by the Hong Kong business	(35)	(38)
Total gain (loss) attaching to corporate transactionsnote B1.1	27	(94)

Note

The gain (loss) attaching to corporate transactions includes a gain of $60 million (half year 2021: nil) from the sale of shares relating to the Group’s retained interest in Jackson post the demerger. Corporate transactions in 2021 also included amounts incurred by Prudential plc (half year 2021: $(28) million) in connection with the separation of Jackson and $(28) million of payment for the termination of loss of office made to the former chief executive of Jackson.

Discontinued US operations
Corporate transactions
Summary of results and cash flows for the discontinued US operations

The results for the discontinued US operations presented in the consolidated financial statements for the period up to the demerger in September 2021 are analysed below.

(a)Income statement

2021 $m
Half year
Total revenue, net of reinsurance	35,379
Total charge, net of reinsurance	(33,209)
Profit before tax	2,170
Tax charge	(370)
Profit after tax	1,800
Remeasurement to fair valuenote (i)	(7,507)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive incomenote (ii)	—
Loss for the period	(5,707)

Attributable to:
Equity holders of the Company	(5,073)
Non-controlling interests	(634)
Loss for the period	(5,707)

Notes

(i)	The loss on remeasurement to fair value on demerger was recognised in accordance with IFRIC 17, ‘Distribution of non-cash assets to owners’ as described above.
(ii)

In accordance with IFRS, as a result of the demerger of Jackson, accumulated balances previously recognised through other comprehensive income relating to financial instruments held by Jackson classified as available-for-sale and historical net investment hedges were recycled from other comprehensive income to the results of discontinued operations in the consolidated income statement. Total shareholders’ equity is unchanged as a result of this recycling.

(b)Total comprehensive income

2021 $m
Half year
Loss for the period	(5,707)
Other comprehensive loss:
Valuation movements on available-for-sale debt securities, net of related tax and change in DAC	(867)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger	—
Other comprehensive loss for the period	(867)
Total comprehensive loss for the period	(6,574)

Attributable to:
Equity holders of the Company	(5,844)
Non-controlling interests	(730)
Total comprehensive loss for the period	(6,574)

(c)Cash flows

2021 $m
Half year
Net cash flows from operating activities	(442)
Net cash flows from financing activitiesnote	(18)
Net decrease in cash and cash equivalents	(460)
Cash and cash equivalents at beginning of period	1,621
Cash and cash equivalents at end of period	1,161

Note

No dividends were paid by Jackson during 2021 prior to demerger.